Consolidated Balance Sheets - USD ($)		Jun. 30, 2024	Dec. 31, 2023
CURRENT ASSETS
Cash and cash equivalents		$ 480,300	$ 1,300,855
Advances to suppliers		15,041,800	12,015,810
Prepaid expenses		148,782	349,558
Inventories, net		3,218,169	1,250,567
Other current assets		881,179	1,640,070
TOTAL CURRENT ASSETS		27,450,267	25,250,915
Property, equipment and software, net		6,130,763	6,677,484
Long-term investments		139,145	86,889
Other assets, non-current, net		359,519	811,026
TOTAL ASSETS		34,079,694	32,826,314
CURRENT LIABILITIES
Short-term bank loans		7,950,679	8,547,509
Accounts payable		1,506,094	832,436
Accrued payroll and benefits		648,993	626,151
Other payables and accrued expenses		4,232,648	5,224,225
Income tax payable		53,894	55,262
Convertible note payable		350,930	449,215
TOTAL CURRENT LIABILITIES		18,241,825	20,063,017
TOTAL LIABILITIES		18,241,825	20,063,017
EQUITY
Ordinary shares, 2024 and 2023: par $0; authorized capital 100,000,000 shares; shares issued and outstanding, June 30, 2024: 6,626,051 shares; December 31, 2023: 2,891,822 shares*;	[1]	168,279,087	165,115,938
Additional paid-in capital		22,553,364	22,603,523
Reserve		10,209,086	10,209,086
Accumulated deficit		(208,163,804)	(208,752,548)
Accumulated other comprehensive income		22,960,136	23,587,298
Total equity of the Company		15,837,869	12,763,297
Non-controlling interest
Total Equity		15,837,869	12,763,297
TOTAL LIABILITIES AND EQUITY		34,079,694	32,826,314
Nonrelated Party [Member]
CURRENT ASSETS
Accounts receivable, net		7,436,851	8,063,280
CURRENT LIABILITIES
Advances from customers		1,881,098	1,199,732
Related Party [Member]
CURRENT ASSETS
Accounts receivable, net		243,186	630,775
CURRENT LIABILITIES
Advances from customers		35,606	90,880
Amounts due to related parties		$ 1,581,883	$ 3,037,607

[1]	On August 1, 2023, the Company implemented a one-for-ten reverse stock split of the Company’s issued and outstanding ordinary shares. Except shares authorized, all references to number of shares, and to per share information in the consolidated financial statements have been retroactively adjusted.